Average Annual Total Returns	0 Months Ended
Nov. 01, 2012
(Municipal Income Funds - Administrator) | (California Limited-Term Tax-Free Fund) | Barclays Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.19%
5 Years	4.50%
10 Years	3.87%
(Municipal Income Funds - Administrator) | (California Limited-Term Tax-Free Fund) | Barclays California Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.27%
5 Years	4.51%
10 Years	3.81%
(Municipal Income Funds - Administrator) | (California Limited-Term Tax-Free Fund) | Administrator Class
Average Annual Return:
1 Year	4.72%
5 Years	3.80%
10 Years	3.58%
Inception Date of Share Class	Sep. 06, 1996
(Municipal Income Funds - Administrator) | (California Limited-Term Tax-Free Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	4.72%
5 Years	3.80%
10 Years	3.55%
Inception Date of Share Class	Sep. 06, 1996
(Municipal Income Funds - Administrator) | (California Limited-Term Tax-Free Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.13%
5 Years	3.75%
10 Years	3.51%
Inception Date of Share Class	Sep. 06, 1996
(Municipal Income Funds - Administrator) | (California Tax-Free Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Municipal Income Funds - Administrator) | (California Tax-Free Fund) | Barclays California Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.28%
5 Years	5.04%
10 Years	5.32%
(Municipal Income Funds - Administrator) | (California Tax-Free Fund) | Administrator Class
Average Annual Return:
1 Year	11.38%
5 Years	4.42%
10 Years	4.96%
Inception Date of Share Class	Dec. 15, 1997
(Municipal Income Funds - Administrator) | (California Tax-Free Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	11.34%
5 Years	4.39%
10 Years	4.87%
Inception Date of Share Class	Dec. 15, 1997
(Municipal Income Funds - Administrator) | (California Tax-Free Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.05%
5 Years	4.41%
10 Years	4.88%
Inception Date of Share Class	Dec. 15, 1997
(Municipal Income Funds - Administrator) | (Colorado Tax-Free Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Municipal Income Funds - Administrator) | (Colorado Tax-Free Fund) | Barclays Colorado Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.29%
10 Years	5.52%
(Municipal Income Funds - Administrator) | (Colorado Tax-Free Fund) | Administrator Class
Average Annual Return:
1 Year	9.40%
5 Years	3.99%
10 Years	4.67%
Inception Date of Share Class	Aug. 23, 1993
(Municipal Income Funds - Administrator) | (Colorado Tax-Free Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	9.40%
5 Years	3.98%
10 Years	4.67%
Inception Date of Share Class	Aug. 23, 1993
(Municipal Income Funds - Administrator) | (Colorado Tax-Free Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.71%
5 Years	4.05%
10 Years	4.67%
Inception Date of Share Class	Aug. 23, 1993
(Municipal Income Funds - Administrator) | (Intermediate Tax/AMT-Free Fund) | Barclays 1-15 Year Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	8.80%
5 Years	5.48%
10 Years	5.12%
(Municipal Income Funds - Administrator) | (Intermediate Tax/AMT-Free Fund) | Administrator Class
Average Annual Return:
1 Year	9.34%
5 Years	5.00%
10 Years	5.36%
Inception Date of Share Class	Mar. 31, 2008
(Municipal Income Funds - Administrator) | (Intermediate Tax/AMT-Free Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	9.30%
5 Years	4.97%
10 Years	5.25%
Inception Date of Share Class	Mar. 31, 2008
(Municipal Income Funds - Administrator) | (Intermediate Tax/AMT-Free Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.30%
5 Years	4.80%
10 Years	5.10%
Inception Date of Share Class	Mar. 31, 2008
(Municipal Income Funds - Administrator) | (Minnesota Tax-Free Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Municipal Income Funds - Administrator) | (Minnesota Tax-Free Fund) | Barclays Minnesota Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.47%
5 Years	5.49%
10 Years	5.35%
(Municipal Income Funds - Administrator) | (Minnesota Tax-Free Fund) | Administrator Class
Average Annual Return:
1 Year	9.92%
5 Years	4.77%
10 Years	4.96%
Inception Date of Share Class	Aug. 02, 1993
(Municipal Income Funds - Administrator) | (Minnesota Tax-Free Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	9.69%
5 Years	4.69%
10 Years	4.89%
Inception Date of Share Class	Aug. 02, 1993
(Municipal Income Funds - Administrator) | (Minnesota Tax-Free Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.18%
5 Years	4.68%
10 Years	4.87%
Inception Date of Share Class	Aug. 02, 1993
(Municipal Income Funds - Administrator) | (Municipal Bond Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Municipal Income Funds - Administrator) | (Municipal Bond Fund) | Administrator Class
Average Annual Return:
1 Year	10.27%
5 Years	5.31%
10 Years	6.13%
Inception Date of Share Class	Apr. 08, 2005
(Municipal Income Funds - Administrator) | (Municipal Bond Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	10.19%
5 Years	5.19%
10 Years	6.06%
Inception Date of Share Class	Apr. 08, 2005
(Municipal Income Funds - Administrator) | (Municipal Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.22%
5 Years	5.10%
10 Years	5.90%
Inception Date of Share Class	Apr. 08, 2005
(Municipal Income Funds - Administrator) | (Short-Term Municipal Bond Fund) | Barclays 1-3 Year Composite Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.51%
5 Years	3.67%
10 Years	3.15%
(Municipal Income Funds - Administrator) | (Short-Term Municipal Bond Fund) | Administrator Class
Average Annual Return:
1 Year	3.24%
5 Years	3.69%
10 Years	3.60%
Inception Date of Share Class	Jul. 30, 2010
(Municipal Income Funds - Administrator) | (Short-Term Municipal Bond Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.20%
5 Years	3.66%
10 Years	3.59%
Inception Date of Share Class	Jul. 30, 2010
(Municipal Income Funds - Administrator) | (Short-Term Municipal Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.95%
5 Years	3.63%
10 Years	3.57%
Inception Date of Share Class	Jul. 30, 2010
(Municipal Income Funds - Administrator) | (Strategic Municipal Bond Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Municipal Income Funds - Administrator) | (Strategic Municipal Bond Fund) | Administrator Class
Average Annual Return:
1 Year	5.26%
5 Years	3.67%
10 Years	3.72%
Inception Date of Share Class	Oct. 06, 1997
(Municipal Income Funds - Administrator) | (Strategic Municipal Bond Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	5.20%
5 Years	3.65%
10 Years	3.37%
Inception Date of Share Class	Oct. 06, 1997
(Municipal Income Funds - Administrator) | (Strategic Municipal Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.55%
5 Years	3.63%
10 Years	3.34%
Inception Date of Share Class	Oct. 06, 1997
(Municipal Income Funds - Administrator) | (Ultra Short-Term Municipal Income Fund) | Barclays 1 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.58%
5 Years	3.03%
10 Years	2.64%
(Municipal Income Funds - Administrator) | (Ultra Short-Term Municipal Income Fund) | Administrator Class
Average Annual Return:
1 Year	1.36%
5 Years	3.06%
10 Years	2.74%
Inception Date of Share Class	Jul. 30, 2010
(Municipal Income Funds - Administrator) | (Ultra Short-Term Municipal Income Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.35%
5 Years	3.05%
10 Years	2.73%
Inception Date of Share Class	Jul. 30, 2010
(Municipal Income Funds - Administrator) | (Ultra Short-Term Municipal Income Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.35%
5 Years	3.04%
10 Years	2.77%
Inception Date of Share Class	Jul. 30, 2010
(Municipal Income Funds - Institutional) | (Intermediate Tax/AMT-Free Fund) | Barclays 1-15 Year Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	8.80%
5 Years	5.48%
10 Years	5.12%
(Municipal Income Funds - Institutional) | (Intermediate Tax/AMT-Free Fund) | Institutional Class
Average Annual Return:
1 Year	9.64%
5 Years	5.16%
10 Years	5.49%
Inception Date of Share Class	Mar. 31, 2008
(Municipal Income Funds - Institutional) | (Intermediate Tax/AMT-Free Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	9.59%
5 Years	5.13%
10 Years	5.38%
Inception Date of Share Class	Mar. 31, 2008
(Municipal Income Funds - Institutional) | (Intermediate Tax/AMT-Free Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.56%
5 Years	4.95%
10 Years	5.23%
Inception Date of Share Class	Mar. 31, 2008
(Municipal Income Funds - Institutional) | (Municipal Bond Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Municipal Income Funds - Institutional) | (Municipal Bond Fund) | Institutional Class
Average Annual Return:
1 Year	10.41%
5 Years	5.33%
10 Years	6.08%
Inception Date of Share Class	Mar. 31, 2008
(Municipal Income Funds - Institutional) | (Municipal Bond Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	10.32%
5 Years	5.20%
10 Years	6.01%
Inception Date of Share Class	Mar. 31, 2008
(Municipal Income Funds - Institutional) | (Municipal Bond Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.35%
5 Years	5.12%
10 Years	5.85%
Inception Date of Share Class	Mar. 31, 2008
(Municipal Income Funds - Institutional) | (North Carolina Tax-Free Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Municipal Income Funds - Institutional) | (North Carolina Tax-Free Fund) | Barclays N. Carolina Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.13%
5 Years	5.58%
10 Years	5.49%
(Municipal Income Funds - Institutional) | (North Carolina Tax-Free Fund) | Institutional Class
Average Annual Return:
1 Year	9.88%
5 Years	3.81%
10 Years	4.26%
Inception Date of Share Class	Feb. 28, 1994
(Municipal Income Funds - Institutional) | (North Carolina Tax-Free Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	9.85%
5 Years	3.79%
10 Years	4.14%
Inception Date of Share Class	Feb. 28, 1994
(Municipal Income Funds - Institutional) | (North Carolina Tax-Free Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.83%
5 Years	3.83%
10 Years	4.14%
Inception Date of Share Class	Feb. 28, 1994
(Municipal Income Funds - Institutional) | (Pennsylvania Tax-Free Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Municipal Income Funds - Institutional) | (Pennsylvania Tax-Free Fund) | Barclays Pennsylvania Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.47%
5 Years	5.43%
10 Years	5.43%
(Municipal Income Funds - Institutional) | (Pennsylvania Tax-Free Fund) | Institutional Class
Average Annual Return:
1 Year	10.85%
5 Years	4.60%
10 Years	4.73%
Inception Date of Share Class	Nov. 24, 1997
(Municipal Income Funds - Institutional) | (Pennsylvania Tax-Free Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	10.83%
5 Years	4.58%
10 Years	4.19%
Inception Date of Share Class	Nov. 24, 1997
(Municipal Income Funds - Institutional) | (Pennsylvania Tax-Free Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.58%
5 Years	4.55%
10 Years	4.17%
Inception Date of Share Class	Nov. 24, 1997
(Municipal Income Funds - Institutional) | (Short-Term Municipal Bond Fund) | Barclays 1-3 Year Composite Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.51%
5 Years	3.67%
10 Years	3.15%
(Municipal Income Funds - Institutional) | (Short-Term Municipal Bond Fund) | Institutional Class
Average Annual Return:
1 Year	3.34%
5 Years	3.88%
10 Years	3.80%
Inception Date of Share Class	Mar. 31, 2008
(Municipal Income Funds - Institutional) | (Short-Term Municipal Bond Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.30%
5 Years	3.85%
10 Years	3.79%
Inception Date of Share Class	Mar. 31, 2008
(Municipal Income Funds - Institutional) | (Short-Term Municipal Bond Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	3.09%
5 Years	3.80%
10 Years	3.75%
Inception Date of Share Class	Mar. 31, 2008
(Municipal Income Funds - Institutional) | (Ultra Short-Term Municipal Income Fund) | Barclays 1 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.58%
5 Years	3.03%
10 Years	2.64%
(Municipal Income Funds - Institutional) | (Ultra Short-Term Municipal Income Fund) | Institutional Class
Average Annual Return:
1 Year	1.59%
5 Years	3.28%
10 Years	2.95%
Inception Date of Share Class	Jul. 31, 2000
(Municipal Income Funds - Institutional) | (Ultra Short-Term Municipal Income Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.58%
5 Years	3.27%
10 Years	2.94%
Inception Date of Share Class	Jul. 31, 2000
(Municipal Income Funds - Institutional) | (Ultra Short-Term Municipal Income Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.58%
5 Years	3.24%
10 Years	2.96%
Inception Date of Share Class	Jul. 31, 2000
(Municipal Income Funds - Investor) | (Intermediate Tax/AMT-Free Fund) | Barclays 1-15 Year Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	8.80%
5 Years	5.48%
10 Years	5.12%
(Municipal Income Funds - Investor) | (Intermediate Tax/AMT-Free Fund) | Investor Class
Average Annual Return:
1 Year	9.21%
5 Years	4.87%
10 Years	5.35%
Inception Date of Share Class	Jul. 31, 2001
(Municipal Income Funds - Investor) | (Intermediate Tax/AMT-Free Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	9.17%
5 Years	4.84%
10 Years	5.24%
Inception Date of Share Class	Jul. 31, 2001
(Municipal Income Funds - Investor) | (Intermediate Tax/AMT-Free Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.17%
5 Years	4.67%
10 Years	5.09%
Inception Date of Share Class	Jul. 31, 2001
(Municipal Income Funds - Investor) | (Municipal Bond Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Municipal Income Funds - Investor) | (Municipal Bond Fund) | Investor Class
Average Annual Return:
1 Year	10.08%
5 Years	5.07%
10 Years	5.95%
Inception Date of Share Class	Oct. 23, 1986
(Municipal Income Funds - Investor) | (Municipal Bond Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	10.00%
5 Years	4.95%
10 Years	5.88%
Inception Date of Share Class	Oct. 23, 1986
(Municipal Income Funds - Investor) | (Municipal Bond Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.03%
5 Years	4.87%
10 Years	5.72%
Inception Date of Share Class	Oct. 23, 1986
(Municipal Income Funds - Investor) | (Short-Term Municipal Bond Fund) | Barclays 1-3 Year Composite Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.51%
5 Years	3.67%
10 Years	3.15%
(Municipal Income Funds - Investor) | (Short-Term Municipal Bond Fund) | Investor Class
Average Annual Return:
1 Year	3.21%
5 Years	3.69%
10 Years	3.71%
Inception Date of Share Class	Dec. 31, 1991
(Municipal Income Funds - Investor) | (Short-Term Municipal Bond Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	3.17%
5 Years	3.67%
10 Years	3.69%
Inception Date of Share Class	Dec. 31, 1991
(Municipal Income Funds - Investor) | (Short-Term Municipal Bond Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.92%
5 Years	3.62%
10 Years	3.66%
Inception Date of Share Class	Dec. 31, 1991
(Municipal Income Funds - Investor) | (Ultra Short-Term Municipal Income Fund) | Barclays 1 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.58%
5 Years	3.03%
10 Years	2.64%
(Municipal Income Funds - Investor) | (Ultra Short-Term Municipal Income Fund) | Investor Class
Average Annual Return:
1 Year	1.47%
5 Years	2.97%
10 Years	2.60%
Inception Date of Share Class	Nov. 30, 1995
(Municipal Income Funds - Investor) | (Ultra Short-Term Municipal Income Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	1.46%
5 Years	2.95%
10 Years	2.59%
Inception Date of Share Class	Nov. 30, 1995
(Municipal Income Funds - Investor) | (Ultra Short-Term Municipal Income Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.38%
5 Years	2.92%
10 Years	2.61%
Inception Date of Share Class	Nov. 30, 1995
(Municipal Income Funds - Investor) | (Wisconsin Tax-Free Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Municipal Income Funds - Investor) | (Wisconsin Tax-Free Fund) | Barclays Wisconsin Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.53%
5 Years	5.67%
10 Years	5.68%
(Municipal Income Funds - Investor) | (Wisconsin Tax-Free Fund) | Investor Class
Average Annual Return:
1 Year	7.84%
5 Years	4.42%
10 Years	4.98%
Inception Date of Share Class	Apr. 06, 2001
(Municipal Income Funds - Investor) | (Wisconsin Tax-Free Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	7.78%
5 Years	4.32%
10 Years	4.87%
Inception Date of Share Class	Apr. 06, 2001
(Municipal Income Funds - Investor) | (Wisconsin Tax-Free Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	6.36%
5 Years	4.21%
10 Years	4.77%
Inception Date of Share Class	Apr. 06, 2001
(Municipal Income Funds - Retail) | (California Limited-Term Tax-Free Fund) | Barclays Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.19%
5 Years	4.50%
10 Years	3.87%
(Municipal Income Funds - Retail) | (California Limited-Term Tax-Free Fund) | Barclays California Municipal 1-5 Year Blend Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.27%
5 Years	4.51%
10 Years	3.81%
(Municipal Income Funds - Retail) | (California Limited-Term Tax-Free Fund) | Class A
Average Annual Return:
1 Year	1.38%
5 Years	2.93%
10 Years	3.01%
Inception Date of Share Class	Nov. 18, 1992
(Municipal Income Funds - Retail) | (California Limited-Term Tax-Free Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	1.38%
5 Years	2.93%
10 Years	2.98%
Inception Date of Share Class	Nov. 18, 1992
(Municipal Income Funds - Retail) | (California Limited-Term Tax-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.86%
5 Years	2.96%
10 Years	2.98%
Inception Date of Share Class	Nov. 18, 1992
(Municipal Income Funds - Retail) | (California Limited-Term Tax-Free Fund) | Class C
Average Annual Return:
1 Year	2.71%
5 Years	2.78%
10 Years	2.53%
Inception Date of Share Class	Aug. 30, 2002
(Municipal Income Funds - Retail) | (California Tax-Free Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Municipal Income Funds - Retail) | (California Tax-Free Fund) | Barclays California Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.28%
5 Years	5.04%
10 Years	5.32%
(Municipal Income Funds - Retail) | (California Tax-Free Fund) | Class A
Average Annual Return:
1 Year	6.15%
5 Years	3.22%
10 Years	4.24%
Inception Date of Share Class	Oct. 06, 1988
(Municipal Income Funds - Retail) | (California Tax-Free Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	6.12%
5 Years	3.19%
10 Years	4.15%
Inception Date of Share Class	Oct. 06, 1988
(Municipal Income Funds - Retail) | (California Tax-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.50%
5 Years	3.34%
10 Years	4.21%
Inception Date of Share Class	Oct. 06, 1988
(Municipal Income Funds - Retail) | (California Tax-Free Fund) | Class B
Average Annual Return:
1 Year	5.41%
5 Years	3.09%
10 Years	4.16%
Inception Date of Share Class	Dec. 15, 1997
(Municipal Income Funds - Retail) | (California Tax-Free Fund) | Class C
Average Annual Return:
1 Year	9.42%
5 Years	3.41%
10 Years	3.92%
Inception Date of Share Class	Jul. 01, 1993
(Municipal Income Funds - Retail) | (Colorado Tax-Free Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Municipal Income Funds - Retail) | (Colorado Tax-Free Fund) | Barclays Colorado Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.29%
10 Years	5.52%
(Municipal Income Funds - Retail) | (Colorado Tax-Free Fund) | Class A
Average Annual Return:
1 Year	4.22%
5 Years	2.78%
10 Years	3.95%
Inception Date of Share Class	Jul. 31, 1995
(Municipal Income Funds - Retail) | (Colorado Tax-Free Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	4.22%
5 Years	2.77%
10 Years	3.95%
Inception Date of Share Class	Jul. 31, 1995
(Municipal Income Funds - Retail) | (Colorado Tax-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.18%
5 Years	2.96%
10 Years	4.00%
Inception Date of Share Class	Jul. 31, 1995
(Municipal Income Funds - Retail) | (Colorado Tax-Free Fund) | Class B
Average Annual Return:
1 Year	3.32%
5 Years	2.60%
10 Years	3.88%
Inception Date of Share Class	Aug. 02, 1993
(Municipal Income Funds - Retail) | (Colorado Tax-Free Fund) | Class C
Average Annual Return:
1 Year	7.43%
5 Years	2.93%
10 Years	3.48%
Inception Date of Share Class	Mar. 31, 2008
(Municipal Income Funds - Retail) | (Intermediate Tax/AMT-Free Fund) | Barclays 1-15 Year Municipal Blend Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	8.80%
5 Years	5.48%
10 Years	5.12%
(Municipal Income Funds - Retail) | (Intermediate Tax/AMT-Free Fund) | Class A
Average Annual Return:
1 Year	6.06%
5 Years	4.28%
10 Years	4.96%
Inception Date of Share Class	Jul. 31, 2007
(Municipal Income Funds - Retail) | (Intermediate Tax/AMT-Free Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	6.02%
5 Years	4.25%
10 Years	4.85%
Inception Date of Share Class	Jul. 31, 2007
(Municipal Income Funds - Retail) | (Intermediate Tax/AMT-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.10%
5 Years	4.16%
10 Years	4.74%
Inception Date of Share Class	Jul. 31, 2007
(Municipal Income Funds - Retail) | (Intermediate Tax/AMT-Free Fund) | Class C
Average Annual Return:
1 Year	7.52%
5 Years	4.14%
10 Years	4.51%
Inception Date of Share Class	Jul. 31, 2007
(Municipal Income Funds - Retail) | (Minnesota Tax-Free Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Municipal Income Funds - Retail) | (Minnesota Tax-Free Fund) | Barclays Minnesota Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.47%
5 Years	5.49%
10 Years	5.35%
(Municipal Income Funds - Retail) | (Minnesota Tax-Free Fund) | Class A
Average Annual Return:
1 Year	4.81%
5 Years	3.55%
10 Years	4.25%
Inception Date of Share Class	Jan. 12, 1988
(Municipal Income Funds - Retail) | (Minnesota Tax-Free Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	4.59%
5 Years	3.48%
10 Years	4.18%
Inception Date of Share Class	Jan. 12, 1988
(Municipal Income Funds - Retail) | (Minnesota Tax-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.69%
5 Years	3.59%
10 Years	4.21%
Inception Date of Share Class	Jan. 12, 1988
(Municipal Income Funds - Retail) | (Minnesota Tax-Free Fund) | Class B
Average Annual Return:
1 Year	3.93%
5 Years	3.38%
10 Years	4.18%
Inception Date of Share Class	Aug. 06, 1993
(Municipal Income Funds - Retail) | (Minnesota Tax-Free Fund) | Class C
Average Annual Return:
1 Year	7.93%
5 Years	3.74%
10 Years	3.94%
Inception Date of Share Class	Apr. 08, 2005
(Municipal Income Funds - Retail) | (Municipal Bond Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Municipal Income Funds - Retail) | (Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	5.13%
5 Years	4.13%
10 Years	5.45%
Inception Date of Share Class	Apr. 08, 2005
(Municipal Income Funds - Retail) | (Municipal Bond Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	5.06%
5 Years	4.01%
10 Years	5.38%
Inception Date of Share Class	Apr. 08, 2005
(Municipal Income Funds - Retail) | (Municipal Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.76%
5 Years	4.05%
10 Years	5.27%
Inception Date of Share Class	Apr. 08, 2005
(Municipal Income Funds - Retail) | (Municipal Bond Fund) | Class B
Average Annual Return:
1 Year	4.29%
5 Years	3.98%
10 Years	5.41%
Inception Date of Share Class	Apr. 08, 2005
(Municipal Income Funds - Retail) | (Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	8.29%
5 Years	4.30%
10 Years	5.17%
Inception Date of Share Class	Apr. 08, 2005
(Municipal Income Funds - Retail) | (North Carolina Tax-Free Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Municipal Income Funds - Retail) | (North Carolina Tax-Free Fund) | Barclays N. Carolina Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.13%
5 Years	5.58%
10 Years	5.49%
(Municipal Income Funds - Retail) | (North Carolina Tax-Free Fund) | Class A
Average Annual Return:
1 Year	4.61%
5 Years	2.58%
10 Years	3.50%
Inception Date of Share Class	Jan. 11, 1993
(Municipal Income Funds - Retail) | (North Carolina Tax-Free Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	4.59%
5 Years	2.56%
10 Years	3.37%
Inception Date of Share Class	Jan. 11, 1993
(Municipal Income Funds - Retail) | (North Carolina Tax-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.23%
5 Years	2.72%
10 Years	3.42%
Inception Date of Share Class	Jan. 11, 1993
(Municipal Income Funds - Retail) | (North Carolina Tax-Free Fund) | Class C
Average Annual Return:
1 Year	7.73%
5 Years	2.76%
10 Years	3.22%
Inception Date of Share Class	Mar. 27, 2002
(Municipal Income Funds - Retail) | (Pennsylvania Tax-Free Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Municipal Income Funds - Retail) | (Pennsylvania Tax-Free Fund) | Barclays Pennsylvania Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.47%
5 Years	5.43%
10 Years	5.43%
(Municipal Income Funds - Retail) | (Pennsylvania Tax-Free Fund) | Class A
Average Annual Return:
1 Year	5.62%
5 Years	3.39%
10 Years	3.97%
Inception Date of Share Class	Dec. 27, 1990
(Municipal Income Funds - Retail) | (Pennsylvania Tax-Free Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	5.61%
5 Years	3.37%
10 Years	3.87%
Inception Date of Share Class	Dec. 27, 1990
(Municipal Income Funds - Retail) | (Pennsylvania Tax-Free Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.03%
5 Years	3.46%
10 Years	3.89%
Inception Date of Share Class	Dec. 27, 1990
(Municipal Income Funds - Retail) | (Pennsylvania Tax-Free Fund) | Class B
Average Annual Return:
1 Year	4.68%
5 Years	3.19%
10 Years	3.96%
Inception Date of Share Class	Feb. 01, 1993
(Municipal Income Funds - Retail) | (Pennsylvania Tax-Free Fund) | Class C
Average Annual Return:
1 Year	8.67%
5 Years	3.54%
10 Years	3.72%
Inception Date of Share Class	Feb. 01, 1993
(Municipal Income Funds - Retail) | (Short-Term Municipal Bond Fund) | Barclays 1-3 Year Composite Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.51%
5 Years	3.67%
10 Years	3.15%
(Municipal Income Funds - Retail) | (Short-Term Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	1.17%
5 Years	3.30%
10 Years	3.51%
Inception Date of Share Class	Jul. 18, 2008
(Municipal Income Funds - Retail) | (Short-Term Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	1.47%
5 Years	2.90%
10 Years	2.74%
Inception Date of Share Class	Jan. 31, 2003
(Municipal Income Funds - Retail) | (Short-Term Municipal Bond Fund) | Class C | (after taxes on distributions)
Average Annual Return:
1 Year	1.44%
5 Years	2.88%
10 Years	2.73%
Inception Date of Share Class	Jan. 31, 2003
(Municipal Income Funds - Retail) | (Short-Term Municipal Bond Fund) | Class C | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.54%
5 Years	2.83%
10 Years	2.71%
Inception Date of Share Class	Jan. 31, 2003
(Municipal Income Funds - Retail) | (Strategic Municipal Bond Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Municipal Income Funds - Retail) | (Strategic Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	0.34%
5 Years	2.49%
10 Years	2.97%
Inception Date of Share Class	Dec. 01, 1994
(Municipal Income Funds - Retail) | (Strategic Municipal Bond Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	0.29%
5 Years	2.48%
10 Years	2.66%
Inception Date of Share Class	Dec. 01, 1994
(Municipal Income Funds - Retail) | (Strategic Municipal Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.24%
5 Years	2.58%
10 Years	2.69%
Inception Date of Share Class	Dec. 01, 1994
(Municipal Income Funds - Retail) | (Strategic Municipal Bond Fund) | Class B
Average Annual Return:
1 Year	(0.68%)
5 Years	2.30%
10 Years	2.94%
Inception Date of Share Class	Mar. 21, 1985
(Municipal Income Funds - Retail) | (Strategic Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	3.31%
5 Years	2.66%
10 Years	2.70%
Inception Date of Share Class	Aug. 18, 1997
(Municipal Income Funds - Retail) | (Ultra Short-Term Municipal Income Fund) | Barclays 1 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	1.58%
5 Years	3.03%
10 Years	2.64%
(Municipal Income Funds - Retail) | (Ultra Short-Term Municipal Income Fund) | Class A
Average Annual Return:
1 Year	(0.74%)
5 Years	2.54%
10 Years	2.25%
Inception Date of Share Class	Oct. 02, 2000
(Municipal Income Funds - Retail) | (Ultra Short-Term Municipal Income Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(0.75%)
5 Years	2.52%
10 Years	2.24%
Inception Date of Share Class	Oct. 02, 2000
(Municipal Income Funds - Retail) | (Ultra Short-Term Municipal Income Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(0.05%)
5 Years	2.55%
10 Years	2.29%
Inception Date of Share Class	Oct. 02, 2000
(Municipal Income Funds - Retail) | (Ultra Short-Term Municipal Income Fund) | Class C
Average Annual Return:
1 Year	(0.26%)
5 Years	2.21%
10 Years	1.86%
Inception Date of Share Class	Mar. 31, 2008
(Municipal Income Funds - Retail) | (Wisconsin Tax-Free Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Municipal Income Funds - Retail) | (Wisconsin Tax-Free Fund) | Barclays Wisconsin Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.53%
5 Years	5.67%
10 Years	5.68%
(Municipal Income Funds - Retail) | (Wisconsin Tax-Free Fund) | Class A
Average Annual Return:
1 Year	2.97%
5 Years	3.50%
10 Years	4.36%
Inception Date of Share Class	Mar. 31, 2008
(Municipal Income Funds - Retail) | (Wisconsin Tax-Free Fund) | Class C
Average Annual Return:
1 Year	6.06%
5 Years	3.65%
10 Years	4.04%
Inception Date of Share Class	Dec. 26, 2002
(Municipal Income Funds - Retail) | (Wisconsin Tax-Free Fund) | Class C | (after taxes on distributions)
Average Annual Return:
1 Year	6.01%
5 Years	3.55%
10 Years	3.93%
Inception Date of Share Class	Dec. 26, 2002
(Municipal Income Funds - Retail) | (Wisconsin Tax-Free Fund) | Class C | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.94%
5 Years	3.45%
10 Years	3.85%
Inception Date of Share Class	Dec. 26, 2002